MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

October 28, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
File Nos. 811-8108 and 333-113070

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 15 to Form N-4 registration statement for certain variable annuity contracts (“ProtectiveValues® Advantage”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.  This amendment is being filed to (1) to add subaccounts as investment options under the contracts, (2) to close subaccounts to contracts purchased on or after November 2, 2009, (3) to make available four asset allocation portfolios under the contracts, and (4) revise certain policies relating to sales charges for the contracts.   As counsel who has reviewed this Post-Effective amendment, I represent that it does not contain disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy
Max Berueffy
Senior Associate Counsel